Leases (Details) - Schedule of Financing Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Apr. 30, 2022	Oct. 29, 2021	Jun. 09, 2021
Schedule of Financing Lease Liabilities [Line Items]
2023 - remaining	$ 58,735
2024	218,099	$ 234,556
2025	211,332	218,099
2026	211,332	211,332
2027	210,042	211,332
Thereafter	28,833	28,833
Total	938,373	$ 1,114,194
Less: amount representing interest	(106,803)
Present value of minimum lease payments	$ 831,570		$ 254,713	$ 1,718,183	$ 361,158